Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Freedom 2055 Portfolio℠
September 30, 2025
VIPF2055-NPRT3-1125
1.9893090.106
Bond Funds - 6.3%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	345	3,243
Fidelity Long-Term Treasury Bond Index Fund (a)	217,963	2,053,207
TOTAL BOND FUNDS (Cost $2,069,516)		2,056,450

Domestic Equity Funds - 51.8%
	Shares	Value ($)
VIP Contrafund Portfolio - Initial Class (a)	44,713	2,969,378
VIP Equity-Income Portfolio - Initial Class (a)	79,671	2,406,070
VIP Growth & Income Portfolio - Initial Class (a)	93,342	3,308,976
VIP Growth Portfolio - Initial Class (a)	45,066	4,923,912
VIP Mid Cap Portfolio - Initial Class (a)	19,662	757,569
VIP Value Portfolio - Initial Class (a)	86,001	1,679,590
VIP Value Strategies Portfolio - Initial Class (a)	52,890	832,486
TOTAL DOMESTIC EQUITY FUNDS (Cost $13,932,716)		16,877,981

International Equity Funds - 40.9%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Initial Class (a)	264,198	4,047,508
VIP Overseas Portfolio - Initial Class (a)	306,879	9,289,221
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $10,933,883)		13,336,729

Money Market Funds - 1.0%
	Yield (%)	Shares	Value ($)
VIP Government Money Market Portfolio - Initial Class (a)(b) (Cost $325,966)	3.98	325,966	325,966

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $27,262,081)	32,597,126
NET OTHER ASSETS (LIABILITIES) - 0.0%	(3,958)
NET ASSETS - 100.0%	32,593,168

Legend

(a)	Affiliated fund.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Inflation-Protected Bond Index Fund	-	3,506	328	32	(1)	66	3,243	345
Fidelity International Bond Index Fund	216,040	34,020	251,599	-	(1,847)	3,386	-	-
Fidelity Long-Term Treasury Bond Index Fund	1,424,250	1,014,055	442,309	49,563	(31,854)	89,065	2,053,207	217,963
VIP Contrafund Portfolio - Initial Class	1,944,113	1,085,408	444,068	63,004	(3,954)	387,879	2,969,378	44,713
VIP Emerging Markets Portfolio - Initial Class	2,818,382	1,549,365	1,331,159	-	39,081	971,839	4,047,508	264,198
VIP Equity-Income Portfolio - Initial Class	1,586,224	859,112	304,313	12,450	(1,415)	266,462	2,406,070	79,671
VIP Government Money Market Portfolio - Initial Class	-	736,305	410,339	8,778	-	-	325,966	325,966
VIP Growth & Income Portfolio - Initial Class	2,175,652	1,083,900	385,244	22,691	(281)	434,949	3,308,976	93,342
VIP Growth Portfolio - Initial Class	3,221,982	1,798,344	678,493	40,055	(19,664)	601,743	4,923,912	45,066
VIP Investment Grade Bond II Portfolio - Initial Class	-	38,952	39,301	-	349	-	-	-
VIP Mid Cap Portfolio - Initial Class	499,397	298,312	74,221	23,402	(2,952)	37,033	757,569	19,662
VIP Overseas Portfolio - Initial Class	5,992,309	3,418,442	1,388,009	70,848	7,390	1,259,089	9,289,221	306,879
VIP Value Portfolio - Initial Class	1,114,600	681,855	186,285	45,617	(3,781)	73,201	1,679,590	86,001
VIP Value Strategies Portfolio - Initial Class	553,618	334,677	86,991	10,873	(3,513)	34,695	832,486	52,890
	21,546,567	12,936,253	6,022,659	347,313	(22,442)	4,159,407	32,597,126

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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